Share-Based Compensation - Schedule of Nonvested Restricted Stock Activity (Details) - LandStar Inc. and Subsidiaries [Member]	9 Months Ended
Sep. 30, 2018 $ / shares shares
Beginning Balance, Shares | shares
Shares of Restricted Stock Reserved, Shares | shares	133,567,651
Ending Balance, Shares | shares	133,567,651
Beginning Balance, Weighted-average Fair Value | $ / shares
Shares of Restricted Stock Reserved, Weighted-average Fair Value | $ / shares	0.0039
Ending Balance, Weighted-average Fair Value | $ / shares	$ 0.0039